Intangible assets, net (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Impaired or pledged intangible assets	$ 0	$ 0
Impairment of intangible asset due to vocational education	0	175,802
Additions to intangible assets
Disposals to intangible assets	0	0
Amortization expenses		$ 70,112	$ 65,880